Fair value of financial instruments (Tables)	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument

The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2018 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at July 31, 2019
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$17,403	$–	$–	$14,150	$14,150	$31,553	$31,553
Securities
Trading	131,515	8,906	–	–	–	–	140,421	140,421
Investment, net of applicable allowance	–	–	53,757	470	46,013	46,235	100,240	100,462
	131,515	8,906	53,757	470	46,013	46,235	240,661	240,883
Assets purchased under reverse repurchase agreements and securities borrowed	250,276	–	–	–	59,364	59,367	309,640	309,643
Loans, net of applicable allowance
Retail	182	240	96	–	413,989	415,474	414,507	415,992
Wholesale	9,129	1,713	477	–	186,567	185,858	197,886	197,177
	9,311	1,953	573	–	600,556	601,332	612,393	613,169
Other
Derivatives	98,774	–	–	–	–	–	98,774	98,774
Other assets (1)	1,445	–	–	–	51,910	51,910	53,355	53,355
Financial liabilities
Deposits
Personal	$134	$16,177			$271,618	$271,868	$287,929	$288,179
Business and government (2)	(44)	115,832			447,555	448,732	563,343	564,520
Bank (3)	–	2,948			26,991	27,018	29,939	29,966
	90	134,957			746,164	747,618	881,211	882,665
Other
Obligations related to securities sold short	33,602	–			–	–	33,602	33,602
Obligations related to assets sold under repurchase agreements and securities loaned	–	213,818			6,209	6,210	220,027	220,028
Derivatives	96,857	–			–	–	96,857	96,857
Other liabilities (4)	(1,328)	55			56,109	56,083	54,836	54,810
Subordinated debentures	–	–			9,818	9,953	9,818	9,953

	As at October 31, 2018
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$20,274	$–	$–	$16,197	$16,197	$36,471	$36,471
Securities
Trading	121,031	7,227	–	–	–	–	128,258	128,258
Investment, net of applicable allowance	–	–	48,093	406	46,109	45,367	94,608	93,866
	121,031	7,227	48,093	406	46,109	45,367	222,866	222,124
Assets purchased under reverse repurchase agreements and securities borrowed	219,108	–	–	–	75,494	75,490	294,602	294,598
Loans, net of applicable allowance
Retail	69	190	94	–	397,102	394,051	397,455	394,404
Wholesale	7,129	1,540	458	–	170,236	168,087	179,363	177,214
	7,198	1,730	552	–	567,338	562,138	576,818	571,618
Other
Derivatives	94,039	–	–	–	–	–	94,039	94,039
Other assets (1)	1,373	–	–	–	46,205	46,205	47,578	47,578
Financial liabilities
Deposits
Personal	$150	$14,602			$255,402	$255,115	$270,154	$269,867
Business and government (2)	(11)	103,446			430,936	431,158	534,371	534,593
Bank (3)	–	7,072			25,449	25,462	32,521	32,534
	139	125,120			711,787	711,735	837,046	836,994
Other
Obligations related to securities sold short	32,247	–			–	–	32,247	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	–	201,839			4,975	4,976	206,814	206,815
Derivatives	90,238	–			–	–	90,238	90,238
Other liabilities (4)	(1,434)	18			54,917	54,880	53,501	53,464
Subordinated debentures	–	–			9,131	9,319	9,131	9,319

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy

Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	July 31, 2019						October 31, 2018
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$17,403	$–	$		$17,403	$–	$20,274	$–	$		$20,274
Securities
Trading
Issued or guaranteed
Canadian government debt (1)
Federal	12,385	5,554	–			17,939	8,342	6,231	–			14,573
Provincial and municipal	–	11,043	–			11,043	–	11,350	–			11,350
U.S. state, municipal and agencies debt (1)	1,016	38,129	64			39,209	2,068	31,030	66			33,164
Other OECD government debt (2)	1,633	4,573	–			6,206	1,151	9,018	–			10,169
Mortgage-backed securities (1)	–	958	–			958	–	1,001	–			1,001
Asset-backed securities
Non-CDO securities (3)	–	844	2			846	–	1,023	110			1,133
Corporate debt and other debt	–	22,034	21			22,055	2	22,303	21			22,326
Equities	39,017	2,012	1,136			42,165	30,847	2,547	1,148			34,542
	54,051	85,147	1,223			140,421	42,410	84,503	1,345			128,258
Investment
Issued or guaranteed
Canadian government debt (1)
Federal	–	695	–			695	–	238	–			238
Provincial and municipal	–	2,098	–			2,098	–	1,554	–			1,554
U.S. state, municipal and agencies debt (1)	20	15,798	–			15,818	–	18,136	–			18,136
Other OECD government debt	–	4,692	–			4,692	–	1,470	–			1,470
Mortgage-backed securities (1)	–	2,544	27			2,571	–	2,174	–			2,174
Asset-backed securities
CDO	–	7,204	–			7,204	–	6,239	–			6,239
Non-CDO securities	–	853	–			853	–	863	–			863
Corporate debt and other debt	–	19,674	152			19,826	–	17,227	192			17,419
Equities	41	112	293			446	42	103	237			382
Loan substitute securities	–	24	–			24	–	24	–			24
	61	53,694	472			54,227	42	48,028	429			48,499
Assets purchased under reverse repurchase agreements and securities borrowed	–	250,276	–			250,276	–	219,108	–			219,108
Loans	–	11,269	568			11,837	–	8,929	551			9,480
Other
Derivatives
Interest rate contracts	–	42,885	321			43,206	1	33,862	222			34,085
Foreign exchange contracts	–	41,335	36			41,371	–	43,253	53			43,306
Credit derivatives	–	145	–			145	–	38	–			38
Other contracts	2,588	12,918	115			15,621	5,868	11,654	296			17,818
Valuation adjustments	–	(746)	4			(742)	–	(631)	6			(625)
Total gross derivatives	2,588	96,537	476			99,601	5,869	88,176	577			94,622
Netting adjustments					(827)	(827)					(583)	(583)
Total derivatives						98,774						94,039
Other assets	1,108	262	75			1,445	1,020	288	65			1,373
	$57,808	$514,588	$2,814		$(827)	$574,383	$49,341	$469,306	$2,967		$(583)	$521,031
Financial Liabilities
Deposits
Personal	$–	$16,251	$60	$		$16,311	$–	$14,362	$390	$		$14,752
Business and government	–	115,788	–			115,788	–	103,440	(5)			103,435
Bank	–	2,948	–			2,948	–	7,072	–			7,072
Other
Obligations related to securities sold short	17,690	15,912	–			33,602	17,732	14,515	–			32,247
Obligations related to assets sold under repurchase agreements and securities loaned	–	213,818	–			213,818	–	201,839	–			201,839
Derivatives
Interest rate contracts	–	35,986	902			36,888	–	29,620	726			30,346
Foreign exchange contracts	–	42,138	48			42,186	–	41,836	32			41,868
Credit derivatives	–	251	–			251	–	94	–			94
Other contracts	2,408	15,673	318			18,399	4,369	13,730	380			18,479
Valuation adjustments	–	(37)	(3)			(40)	–	29	5			34
Total gross derivatives	2,408	94,011	1,265			97,684	4,369	85,309	1,143			90,821
Netting adjustments					(827)	(827)					(583)	(583)
Total derivatives						96,857						90,238
Other liabilities	166	(1,498)	59			(1,273)	170	(1,654)	68			(1,416)
	$20,264	$457,230	$1,384		$(827)	$478,051	$22,271	$424,883	$1,596		$(583)	$448,167

(1)	As at July 31, 2019, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $20,898 million and $nil (October 31, 2018 – $16,776 million and $nil), respectively, and in all fair value levels of Investment securities were $5,558 million and $1,771 million (October 31, 2018 – $4,713 million and $1,348 million), respectively.
(2)	OECD stands for Organisation for Economic Co-operation and Development.
(3)	CDO stands for collateralized debt obligations.

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3

Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

.	For the three months ended July 31, 2019
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Issued or guaranteed
U.S. state, municipal and agencies debt	$67	$–	$(1)	$–	$(2)	$–	$–	$64	$–
Asset-backed securities
Non-CDO securities	4	–	–	–	(2)	–	–	2	1
Corporate debt and other debt	21	–	–	–	–	–	–	21	–
Equities	1,107	(20)	(12)	76	(34)	20	(1)	1,136	(9)
	1,199	(20)	(13)	76	(38)	20	(1)	1,223	(8)
Investment
Mortgage-backed securities	28	–	(1)	–	–	–	–	27	n.a.
Corporate debt and other debt	146	–	5	–	1	–	–	152	n.a.
Equities	296	–	(6)	5	(2)	–	–	293	n.a.
Loan substitute securities	–	–	–	–	–	–	–	–	n.a.
	470	–	(2)	5	(1)	–	–	472	n.a.
Loans	759	9	–	276	(474)	2	(4)	568	(3)
Other
Net derivative balances (3)
Interest rate contracts	(585)	16	–	(2)	(5)	(9)	4	(581)	(4)
Foreign exchange contracts	17	(14)	(20)	2	1	2	–	(12)	4
Other contracts	(190)	10	4	(48)	12	2	7	(203)	5
Valuation adjustments	6	–	–	–	1	–	–	7	–
Other assets	66	13	(1)	–	(3)	–	–	75	13
	$1,742	$14	$(32)	$309	$(507)	$17	$6	$1,549	$7
Liabilities
Deposits
Personal	$(192)	$(5)	$1	$(16)	$16	$(13)	$149	$(60)	$4
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(56)	(7)	1	–	3	–	–	(59)	(7)
	$(248)	$(12)	$2	$(16)	$19	$(13)	$149	$(119)	$(3)

.	For the three months ended July 31, 2018
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Issued or guaranteed
U.S. state, municipal and agencies debt	$66	$–	$1	$–	$(2)	$–	$–	$65	$–
Asset-backed securities
Non-CDO securities	115	1	2	–	(5)	–	–	113	1
Corporate debt and other debt	23	–	–	–	(1)	–	–	22	–
Equities	1,000	(27)	12	87	(16)	30	–	1,086	(11)
	1,204	(26)	15	87	(24)	30	–	1,286	(10)
Investment
Mortgage-backed securities	–	–	–	–	–	–	–	–	n.a.
Corporate debt and other debt	33	–	1	–	–	202	–	236	n.a.
Equities	246	(1)	(2)	–	–	–	–	243	n.a.
Loan substitute securities	4	–	–	–	–	–	–	4	n.a.
	283	(1)	(1)	–	–	202	–	483	n.a.
Loans	687	2	–	131	(284)	–	(40)	496	2
Other
Net derivative balances (3)
Interest rate contracts	(505)	(18)	–	21	72	–	(6)	(436)	(18)
Foreign exchange contracts	34	(10)	(7)	12	–	(1)	(2)	26	(14)
Other contracts	(112)	(13)	(1)	(71)	3	(42)	39	(197)	13
Valuation adjustments	(22)	–	–	–	18	–	–	(4)	–
Other assets	–	–	(1)	71	–	–	–	70	–
	$1,569	$(66)	$5	$251	$(215)	$189	$(9)	$1,724	$(27)
Liabilities
Deposits
Personal	$(254)	$(13)	$(1)	$(54)	$7	$(238)	$84	$(469)	$(11)
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(24)	(2)	–	(35)	2	–	–	(59)	–
	$(278)	$(15)	$(1)	$(89)	$9	$(238)	$84	$(528)	$(11)

.	For the nine months ended July 31, 2019
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Issued or guaranteed
U.S. state, municipal and agencies debt	$66	$(1)	$1	$–	$(2)	$–	$–	$64	$–
Asset-backed securities
Non-CDO securities	110	15	–	–	(123)	–	–	2	3
Corporate debt and other debt	21	1	–	–	(1)	–	–	21	–
Equities	1,148	(67)	4	226	(212)	38	(1)	1,136	(26)
	1,345	(52)	5	226	(338)	38	(1)	1,223	(23)
Investment
Mortgage-backed securities	–	–	–	27	–	–	–	27	n.a.
Corporate debt and other debt	192	(3)	18	–	(55)	–	–	152	n.a.
Equities	237	–	14	5	37	–	–	293	n.a.
Loan substitute securities	–	–	–	–	–	–	–	–	n.a.
	429	(3)	32	32	(18)	–	–	472	n.a.
Loans	551	38	2	588	(478)	55	(188)	568	18
Other
Net derivative balances (3)
Interest rate contracts	(504)	(79)	–	(195)	219	(6)	(16)	(581)	(41)
Foreign exchange contracts	21	(20)	(11)	3	1	1	(7)	(12)	4
Other contracts	(84)	90	1	(63)	2	(37)	(112)	(203)	79
Valuation adjustments	1	–	–	–	6	–	–	7	–
Other assets	65	23	–	–	(13)	–	–	75	23
	$1,824	$(3)	$29	$591	$(619)	$51	$(324)	$1,549	$60
Liabilities
Deposits
Personal	$(390)	$(39)	$–	$(49)	$27	$(138)	$529	$(60)	$(1)
Business and government	5	–	–	–	–	–	(5)	–	–
Other
Other liabilities	(68)	(12)	(1)	1	21	–	–	(59)	(10)
	$(453)	$(51)	$(1)	$(48)	$48	$(138)	$524	$(119)	$(11)

.	For the nine months ended July 31, 2018
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Issued or guaranteed
U.S. state, municipal and agencies debt	$508	$16	$(4)	$–	$(455)	$–	$–	$65	$(2)
Asset-backed securities
Non-CDO securities	196	27	1	–	(111)	–	–	113	12
Corporate debt and other debt	30	(2)	–	–	(1)	–	(5)	22	(1)
Equities	923	(127)	27	320	(89)	34	(2)	1,086	(48)
	1,657	(86)	24	320	(656)	34	(7)	1,286	(39)
Investment
Mortgage-backed securities	–	–	–	–	–	–	–	–	n.a.
Corporate debt and other debt	29	(5)	6	–	–	206	–	236	n.a.
Equities	217	(1)	25	–	2	–	–	243	n.a.
Loan substitute securities	3	–	1	–	–	–	–	4	n.a.
	249	(6)	32	–	2	206	–	483	n.a.
Loans	477	4	(1)	345	(289)	–	(40)	496	(3)
Other
Net derivative balances (3)
Interest rate contracts	(455)	16	–	71	73	–	(141)	(436)	(2)
Foreign exchange contracts	21	(6)	(4)	11	3	4	(3)	26	(11)
Other contracts	(181)	35	–	(87)	(42)	(55)	133	(197)	(8)
Valuation adjustments	(16)	–	–	–	12	–	–	(4)	—
Other assets	–	–	(1)	71	–	–	–	70	—
	$1,752	$(43)	$50	$731	$(897)	$189	$(58)	$1,724	$(63)
Liabilities
Deposits
Personal	$(465)	$(58)	$(3)	$(221)	$33	$(398)	$643	$(469)	$54
Business and government	–	–	–	–	–	–	–	–	—
Other
Other liabilities	(24)	(3)	–	(40)	8	–	–	(59)	—
	$(489)	$(61)	$(3)	$(261)	$41	$(398)	$643	$(528)	$54

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $6 million for the three months ended July 31, 2019 (July 31, 2018 – gains of $1 million) and gains of $35 million for the nine months ended July 31, 2019 (July 31, 2018 – gains of $31 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at July 31, 2019 included derivative assets of $476 million (July 31, 2018 – $643 million) and derivative liabilities of $1,265 million (July 31, 2018 – $1,254 million).
n.a.	not applicable

Summary of Net Interest Income from Financial Instruments

	For the three months ended		For the nine months ended
(Millions of Canadian dollars)	July 31 2019	July 31 2018 (1)	July 31 2019	July 31 2018 (1)
Interest and dividend income (2), (3)
Financial instruments measured at fair value through profit or loss	$3,210	$2,109	$8,997	$5,617
Financial instruments measured at fair value through other comprehensive income	298	234	857	558
Financial instruments measured at amortized cost	7,102	6,283	21,037	17,856
	10,610	8,626	30,891	24,031
Interest expense (2)
Financial instruments measured at fair value through profit or loss	$2,778	$1,730	$7,774	$4,464
Financial instruments measured at amortized cost	2,784	2,300	8,348	6,105
	5,562	4,030	16,122	10,569
Net interest income	$5,048	$4,596	$14,769	$13,462

(1)	Amounts have been revised from those previously presented.
(2)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Interim Consolidated Statements of Income: For the three months ended July 31, 2019, Interest income of $123 million (July 31, 2018 – $122 million), and Interest expense of $1 million (July 31, 2018 – $nil). For the nine months ended July 31, 2019, Interest income of $366 million (July 31, 2018 – $360 million), and Interest expense of $3 million (July 31, 2018 – $3 million).
(3)	Includes dividend income for the three months ended July 31, 2019 of $614 million (July 31, 2018 – $417 million) and for the nine months ended July 31, 2019 of $1,508 million (July 31, 2018 – $1,177 million).